Angel Oak Strategic Credit Fund
Schedule of Investments
April 30, 2023 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 19.35%
Affirm Asset Securitization Trust, Series 2021-B, Class E, 4.610%, 8/17/2026 (a)	$650,000	$575,431
Avid Automobile Receivables Trust, Series 2021-1, Class D, 1.990%, 4/17/2028 (a)	1,000,000	922,498
Avis Budget Rental Car Funding LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026 (a)	500,000	439,703
CAL Receivables LLC, Series 2022-1, Class B, 9.100% (SOFR30A + 4.350%), 10/15/2026 (a)(b)	600,000	580,904
Carvana Auto Receivables Trust, Series 2022-P1, Class N, 4.350%, 1/10/2029 (a)	108	106
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.280%, 5/10/2029	923,000	927,266
Carvana Auto Receivables Trust, Series 2022-P3, Class D, 6.490%, 9/10/2029	453,000	452,886
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.520%, 12/15/2026 (a)	500,000	500,607
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.750%, 12/15/2028 (a)	200,000	169,409
Exeter Automobile Receivables Trust, Series 2022-4A, Class E, 8.230%, 3/15/2030 (a)	500,000	445,355
Foundation Finance Trust, Series 2021-2A, Class D, 5.730%, 1/15/2042 (a)	100,000	93,276
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D, 7.090%, 10/15/2029 (a)	500,000	505,443
FREED ABS Trust, Series 2022-3FP, Class D, 7.360%, 8/20/2029 (a)	500,000	507,441
Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026 (a)	265,000	253,347
LendingClub Receivables Trust, Series 2019-1, Class CERT, 0.000%, 7/17/2045 (a)	17,660	88,169
Lendingpoint Asset Securitization Trust, Series 2022-A, Class E, 7.020%, 6/15/2029 (a)	100,000	45,414
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C, 8.450%, 10/15/2029 (a)	1,000,000	850,991
Marlette Funding Trust, Series 2022-2A, Class D, 7.500%, 8/15/2032 (a)	500,000	502,107
Mosaic Solar Loan Trust, Series 2018-1A, Class C, 0.000%, 6/22/2043 (a)(c)	79,270	72,524
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(c)	28,713	24,834
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	249,897	222,765
Pagaya AI Debt Selection Trust, Series 2021-3, Class C, 3.270%, 5/15/2029 (a)	199,989	178,129
Pagaya AI Debt Selection Trust, Series 2021-5, Class C, 3.930%, 8/15/2029 (a)	299,965	258,995
Pagaya AI Debt Selection Trust, Series 2022-1, Class C, 4.888%, 10/15/2029 (a)	99,987	87,010
Pagaya AI Debt Selection Trust, Series 2022-3, Class B, 8.050%, 3/15/2030 (a)	499,951	498,543
Pagaya AI Debt Selection Trust, Series 2022-5, Class B, 10.310%, 6/17/2030 (a)	500,000	520,986
Pagaya AI Debt Selection Trust, Series 2023-1, Class B, 9.435%, 7/15/2030 (a)	400,000	403,424
Pagaya AI Debt Selection Trust, Series 2023-3, Class B, 9.570%, 12/16/2030 (a)	400,000	401,937
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, 1.992%, 2/25/2061 (a)(d)	221,174	204,175
Research-Driven Pagaya Motor Asset Trust, Series 2021-2A, Class A, 2.650%, 3/25/2030 (a)	328,316	289,005
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F, 5.790%, 8/15/2028 (a)	250,000	216,305
Theorem Funding Trust, Series 2022-2A, Class B, 9.270%, 12/15/2028 (a)	1,000,000	1,033,041
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.800%, 7/16/2029 (a)	100,000	96,232
United Auto Credit Securitization Trust, Series 2022-2, Class D, 6.840%, 1/10/2028 (a)	1,000,000	978,879
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT, 0.000%, 11/20/2029 (a)	200,000	56,315
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT, 0.000%, 3/20/2030 (a)	100,000	34,255
Upstart Securitization Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)	500,000	473,213
Upstart Securitization Trust, Series 2021-3, Class C, 3.280%, 7/20/2031 (a)	500,000	452,440
Upstart Securitization Trust, Series 2021-4, Class B, 1.840%, 9/20/2031 (a)	460,000	431,102
Upstart Securitization Trust, Series 2022-1, Class C, 5.710%, 3/20/2032 (a)	200,000	157,765
Upstart Securitization Trust, Series 2022-2, Class C, 8.430%, 5/20/2032 (a)	500,000	489,670
US Auto Funding Trust, Series 2022-1A, Class D, 9.140%, 7/15/2027 (a)	450,000	435,502
TOTAL ASSET-BACKED SECURITIES (Cost ― $16,571,707)		$15,877,399

Collateralized Loan Obligations ― 3.49%
Allegro CLO Ltd., Series 2018-1X, Class D, 7.642% (3 Month LIBOR USD + 2.850%), 6/13/2031 (b)(e)	500,000	453,550
Blackrock MT Hood CLO LLC, Series 2023-1A, Class VDN, 0.000%, 4/20/2035 (a)(f)(g)	1,000,000	458,000
CARLYLE US CLO Ltd., Series 2017-4A, Class C, 8.060% (3 Month LIBOR USD + 2.800%), 1/15/2030 (a)(b)	500,000	450,919
Ivy Hill Middle Market Credit Fund Ltd., Series 9A, Class DRR, 9.021% (TSFR3M + 3.950%), 4/23/2034 (a)(b)	500,000	457,505
LCM Ltd., Series 23A, Class CR, 8.550% (3 Month LIBOR USD + 3.300%), 10/22/2029 (a)(b)	500,000	423,527
Saranac CLO Ltd., Series 2020-8A, Class E, 13.035% (3 Month LIBOR USD + 8.120%), 2/22/2033 (a)(b)	250,000	206,968
THL Credit Wind River CLO Ltd., Series 2018-1A, Class E, 10.760% (3 Month LIBOR USD + 5.500%), 7/15/2030 (a)(b)	500,000	414,956
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $2,971,292)		$2,865,425

Commercial Mortgage-Backed Securities ― 1.75%
Capital Funding Mortgage Trust, Series 2020-9, Class B, 19.748% (1 Month LIBOR USD + 14.900%), 11/19/2023 (a)(b)	242,500	239,804
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 9.123% (1 Month LIBOR USD + 4.175%), 7/15/2031 (a)(b)	311,000	51,223
Med Trust, Series 2021-MDLN, Class G, 10.198% (1 Month LIBOR USD + 5.250%), 11/15/2038 (a)(b)	997,038	916,504
X-Caliber Mortgage Trust, Series 2020-1, Class B1, 12.348% (1 Month LIBOR USD + 7.500%), 2/6/2024 (a)(b)	184,784	179,789
X-Caliber Mortgage Trust, Series 2021-9, Class B1, 12.927% (TSFR1M + 8.120%), 3/15/2024 (a)(b)	50,000	48,797
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $1,711,681)		$1,436,117

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 0.14%
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 7.358% (1 Month LIBOR USD + 2.500%), 11/25/2024 (a)(b)	129,217	118,920
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $127,265)		$118,920

Common Stocks ― 0.37%	Shares
Financial ― 0.37%
Essent Group Ltd.	4,400	186,868
NMI Holdings, Inc. - Class A (h)	5,000	117,000
TOTAL COMMON STOCKS (Cost ― $299,270)		$303,868
	Principal
Corporate Obligations ― 5.41%	Amount
Communications ― 0.47%
Gray Escrow, Inc., 5.375%, 11/15/2031 (a)	$600,000	385,232

Consumer, Cyclical ― 0.48%
Carnival Corp., 6.000%, 5/1/2029 (a)	500,000	392,949

Consumer, Non-cyclical ― 0.54%
Upbound Group, Inc., 6.375%, 2/15/2029 (a)	500,000	439,520

Energy ― 0.56%
New Fortress Energy, Inc., 6.500%, 9/30/2026 (a)	500,000	459,529

Financial ― 2.93%
Freedom Mortgage Corp., 6.625%, 1/15/2027 (a)	500,000	405,517
OneMain Finance Corp., 7.125%, 3/15/2026	1,000,000	975,668
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (a)	500,000	418,033
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	700,000	604,464
		2,403,682
Industrial ― 0.43%
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/2029 (a)	450,000	354,404
TOTAL CORPORATE OBLIGATIONS (Cost ― $4,426,077)		$4,435,316

Residential Mortgage-Backed Securities ― 66.73%
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 0.039%, 12/25/2046 (g)(i)	852,420	17,525
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (d)	318,140	126,207
Bellemeade Re Ltd., Series 2020-4A, Class B1, 10.020% (1 Month LIBOR USD + 5.000%), 6/25/2030 (a)(b)	250,000	252,372
Bellemeade Re Ltd., Series 2021-3A, Class M2, 7.965% (SOFR30A + 3.150%), 9/25/2031 (a)(b)	500,000	471,951
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 1.991%, 10/25/2059 (a)(d)(j)	527,739	507,465
COLT Mortgage Loan Trust, Series 2021-1, Class M1, 2.287%, 6/25/2066 (a)(g)(j)	1,500,000	1,067,550
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 5.520% (1 Month LIBOR USD + 0.500%), 8/25/2047 (b)	216,568	84,248
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 0.277%, 2/25/2035 (g)(i)	1,696,089	19,464
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class M1, 2.282%, 2/25/2066 (a)(g)(j)	1,215,000	800,928
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A3, 4.819%, 6/25/2067 (a)(d)(j)	944,223	889,963
Credit Suisse Mortgage Trust, Series 2022-NQM5, Class M1, 5.169%, 6/25/2067 (a)(g)	1,000,000	847,419
CSMC Trust, Series 2017-RPL1, Class B4, 2.957%, 7/25/2057 (a)(g)	1,486,226	295,890
CSMC Trust, Series 2022-ATH1, Class B2, 4.699%, 1/25/2067 (a)(g)	2,000,000	1,605,484
CSMC Trust, Series 2022-ATH1, Class B1, 4.699%, 1/25/2067 (a)(g)	2,000,000	1,665,934
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 0.000%, 11/19/2044 (g)(i)	349,509	3,996
Eagle RE Ltd., Series 2020-1, Class M2, 7.020% (1 Month LIBOR USD + 2.000%), 1/25/2030 (a)(b)	1,250,000	1,217,471
Eagle RE Ltd., Series 2020-1, Class B1, 7.870% (1 Month LIBOR USD + 2.850%), 1/25/2030 (a)(b)	1,000,000	974,154
Eagle RE Ltd., Series 2021-2, Class M2, 9.065% (SOFR30A + 4.250%), 4/25/2034 (a)(b)	2,250,000	2,233,982
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.296%, 6/25/2066 (a)(g)(j)	1,655,000	1,012,344
Ellington Financial Mortgage Trust, Series 2021-2, Class B1, 3.202%, 6/25/2066 (a)(g)	2,000,000	1,134,110
GCAT Trust, Series 2020-NQM2, Class M1, 3.589%, 4/25/2065 (a)(g)(j)	1,500,000	1,226,152
GS Mortgage Securities Corp. Trust, Series 2020-PJ3, Class B6, 3.425%, 10/25/2050 (a)(g)	1,653,995	694,906
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B6, 2.776%, 5/25/2051 (a)(g)	985,798	357,002
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B1, 5.143%, 9/25/2060 (a)(g)(j)	2,408,000	2,027,447
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class B2, 6.164%, 9/25/2060 (a)(g)	2,000,000	1,737,214
GSAA Home Equity Trust, Series 2006-15, Class AF6, 6.376%, 9/25/2036 (d)	41,300	17,280
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (g)	125,134	38,906
Home RE Ltd., Series 2021-1, Class B1, 8.670% (1 Month LIBOR USD + 3.650%), 7/25/2033 (a)(b)	2,300,000	2,191,171
Home RE Ltd., Series 2021-2, Class B1, 8.965% (SOFR30A + 4.150%), 1/25/2034 (a)(b)	760,000	703,037
Home RE Ltd., Series 2022-1, Class M1C, 10.315% (SOFR30A + 5.500%), 10/25/2034 (a)(b)(j)	2,000,000	1,967,228
Home RE Ltd., Series 2022-1, Class M2, 11.565% (SOFR30A + 6.750%), 10/25/2034 (a)(b)	1,500,000	1,517,610
Home RE Ltd., Series 2022-1, Class B1, 13.815% (SOFR30A + 9.000%), 10/25/2034 (a)(b)	1,500,000	1,501,836
JP Morgan Chase Bank, Series 2021-CL1, Class M5, 8.465% (SOFR30A + 3.650%), 3/27/2051 (a)(b)	48,625	41,728
JP Morgan Chase Bank, Series 2021-CL1, Class B, 11.715% (SOFR30A + 6.900%), 3/27/2051 (a)(b)	75,000	67,819
JP Morgan Chase Bank, Series 2020-CL1, Class M5, 10.620% (1 Month LIBOR USD + 5.600%), 10/25/2057 (a)(b)	155,768	155,974
JP Morgan Mortgage Trust, Series 2019-1, Class B6, 3.307%, 5/25/2049 (a)(g)	205,070	147,449
JP Morgan Mortgage Trust, Series 2019-8, Class B6, 4.073%, 3/25/2050 (a)(g)	255,511	148,901
JP Morgan Mortgage Trust, Series 2022-6, Class B4, 3.310%, 5/25/2052 (a)(g)	3,030,175	1,262,098
JP Morgan Mortgage Trust, Series 2022-6, Class B5, 3.310%, 5/25/2052 (a)(g)	1,265,000	447,673
JP Morgan Mortgage Trust, Series 2022-6, Class B6, 3.310%, 5/25/2052 (a)(g)	1,265,736	353,337
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E1, 4.000%, 9/19/2039 (a)	850,000	711,694
New Residential Mortgage Loan Trust, Series 2019-6A, Class B6, 4.433%, 9/25/2059 (a)(g)	166,238	95,415
Oaktown Re Ltd., Series 2021-2, Class M2, 8.515% (SOFR30A + 3.700%), 4/25/2034 (a)(b)	1,500,000	1,428,567
Oaktown Re Ltd., Series 2021-2, Class B1, 9.215% (SOFR30A + 4.400%), 4/25/2034 (a)(b)	1,500,000	1,378,143
PRET LLC, Series 2022-NPL3, Class A2, 7.870%, 6/25/2052 (a)(d)	2,000,000	1,948,758
Progress Residential Trust, Series 2021-SFR1, Class F, 2.757%, 4/17/2038 (a)	1,400,000	1,207,317
Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/19/2040 (a)	500,000	402,238
PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026 (a)(g)	2,966,621	2,827,555
Radnor RE Ltd., Series 2021-2, Class M2, 9.815% (SOFR30A + 5.000%), 11/25/2031 (a)(b)	2,000,000	1,971,914
Radnor RE Ltd., Series 2021-2, Class B1, 10.815% (SOFR30A + 6.000%), 11/25/2031 (a)(b)	1,000,000	879,574
Radnor RE Ltd., Series 2022-1, Class M1B, 11.565% (SOFR30A + 6.750%), 9/27/2032 (a)(b)	1,000,000	1,022,751
Radnor RE Ltd., Series 2022-1, Class M2, 13.315% (SOFR30A + 8.500%), 9/27/2032 (a)(b)	1,000,000	1,028,640
Radnor RE Ltd., Series 2021-1, Class M1C, 7.515% (SOFR30A + 2.700%), 12/27/2033 (a)(b)	2,000,000	1,972,840
Saluda Grade Alternative Mortgage Trust, Series 2022-INV1, Class A3, 4.658%, 10/25/2032 (a)(g)	993,268	911,414
Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.750%, 10/25/2058 (g)	1,800,000	1,634,380
Traingle Re Ltd., Series 2021-3, Class M2, 8.565% (SOFR30A + 3.750%), 2/25/2034 (a)(b)	1,600,000	1,516,885
Unison Trust, Series 2021-1, Class A, 4.500%, 4/25/2050 (a)(g)	229,580	208,313
Verus Securitization Trust, Series 2021-5, Class M1, 2.331%, 9/25/2066 (a)(g)	450,000	313,691
Verus Securitization Trust, Series 2022-7, Class M1, 5.408%, 7/25/2067 (a)(g)	750,000	662,193
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 1M2, 10.270% (1 Month LIBOR USD + 5.250%), 11/25/2025 (a)(b)	11,498	8,350
Western Mortgage Reference Notes, Series 2021-CL2, Class M5, 11.315% (SOFR30A + 6.500%), 7/25/2059 (a)(b)	439,506	427,270
Western Mortgage Reference Notes, Series 2021-CL2, Class B, 13.315% (SOFR30A + 8.500%), 7/25/2059 (a)(b)	400,000	376,734
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $57,276,884)		$54,767,861

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 6.35%
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 8.020% (1 Month LIBOR USD + 3.000%), 1/25/2040 (a)(b)	250,000	238,906
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1, 7.915% (SOFR30A + 3.100%), 10/25/2041 (a)(b)	700,000	681,625
Federal Home Loan Mortgage Corp., Series 2021-DNA5, Class B1, 7.865% (SOFR30A + 3.050%), 1/25/2034 (a)(b)	1,000,000	968,402
Federal Home Loan Mortgage Corp., Series 2022-HQA1, Class M2, 10.065% (SOFR30A + 5.250%), 3/25/2042 (a)(b)	1,000,000	1,011,263
Federal Home Loan Mortgage Corp., Series 2022-HQA1, Class B2, 15.815% (SOFR30A + 11.000%), 3/25/2042 (a)(b)	1,000,000	963,750
Federal Home Loan Mortgage Corp., Series 2022-HQA3, Class M2, 10.165% (SOFR30A + 5.350%), 8/25/2042 (a)(b)	500,000	502,502
Federal Home Loan Mortgage Corp., Series 2017-SPI1, Class B, 4.117%, 9/25/2047 (a)(g)	273,443	161,689
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class B, 4.164%, 8/25/2048 (a)(g)	31,030	21,469
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class B, 4.511%, 11/25/2048 (a)(g)	302,886	191,176
Federal Home Loan Mortgage Corp., Series 2020-DNA1, Class B2, 10.270% (1 Month LIBOR USD + 5.250%), 1/25/2050 (a)(b)	500,000	471,875
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $5,336,774)		$5,212,657

Short-Term Investments ― 3.27%	Shares
Money Market Funds ― 3.27%
First American Government Obligations Fund, Class U, 4.746% (k)	2,681,733	2,681,733
TOTAL SHORT-TERM INVESTMENTS (Cost ― $2,681,733)		$2,681,733
TOTAL INVESTMENTS ― 106.86% (Cost ― $91,402,683)		$87,699,296
Liabilities in Excess of Other Assets ― (6.86%)		(5,628,863)
NET ASSETS ― 100.00%		$82,070,433

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
TSFR1M:	1 Month Term Secured Overnight Financing Rate
TSFR3M:	3 Month Term Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2023, the value of these securities amounted to $79,962,319 or 97.43% of net assets.

(b)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of April 30, 2023.

(c)	Principal only security.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2023.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At April 30, 2023, the value of securities pledged amounted to $453,550 or 0.55% of net assets.

(f)	Security issued on a when-issued basis. On April 30, 2023, the total value of investments purchased on a when-issued basis was $458,000 or 0.56% of net assets.
(g)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2023.
(h)	Non-income producing security.
(i)	Interest only security.
(j)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At April 30, 2023, the value of securities pledged amounted to $9,499,077.
(k)	Rate disclosed is the seven day yield as of April 30, 2023.

Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)

5 Year ERIS Aged Standard Swap Future	June 2024	(1)	($103,649)	($422)

Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Goldman Sachs & Co.	7.178%	4/6/2023	5/8/2023	$1,767,685	$1,756,478
Goldman Sachs & Co.	6.326%	4/13/2023	5/15/2023	327,642	325,810
Goldman Sachs & Co.	6.826%	4/13/2023	5/15/2023	1,302,828	1,294,970
Goldman Sachs & Co.	7.126%	4/13/2023	5/15/2023	1,526,287	1,516,680
Total					$4,893,938

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, whole loans, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the-counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The board has selected Angel Oak Capital Advisors, LLC (the "Adviser") as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$15,877,399	$–	$15,877,399
Collateralized Loan Obligations	–	2,865,425	–	2,865,425
Commercial Mortgage-Backed Securities	–	1,436,117	–	1,436,117
Commercial Mortgage-Backed Securities - U.S. Government Agency	–	118,920	–	118,920
Common Stocks	303,868	–	–	303,868
Corporate Obligations	–	4,435,316	–	4,435,316
Residential Mortgage-Backed Securities	–	54,767,861	–	54,767,861
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	5,212,657	–	5,212,657
Short-Term Investments	2,681,733	–	–	2,681,733
Total	$2,985,601	$84,713,695	$–	$87,699,296
Other Financial Instruments
Liabilities
Futures Contracts*	$422	$–	$–	$422
Reverse Repurchase Agreements	–	4,893,938	–	4,893,938
Total	$422	$4,893,938	$–	$4,894,360

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Investments.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2023, the Fund did not recognize any transfers to or from Level 3.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Residential Mortgage-Backed Securities	$–	$4,893,938	$–	$–	$4,893,938
Total	$–	$4,893,938	$–	$–	$4,893,938

The average monthly notional value of short futures contracts during the period ended April 30, 2023, was ($103,552).